Leases	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Leases
17.	Leases

17.1	Operating lease commitments—Group as a lessee

The Group leases assets, such as restaurants and equipment with the lease terms ranging from two months to ten years.

Future minimum rentals payable under non-cancellable operating leases as at December 31, 2018, December 31, 2017 are as follows:

	As of December 31,
	2018	2017
	(Thousands of yen)
Within one year	631,246	417,287
After one year but not more than five years	2,272,134	1,723,816
More than five years	1,691,583	1,874,826

Total	4,594,963	4,015,929

The Group recognized ¥717,516 thousand of the above non-cancelable lease payments as part of the provisions for onerous lease contracts. Subsequent to the year end, the Group negotiated the cancelation of ¥1,577,411 thousand of the above non-cancelable lease payments.

Certain lease contracts include variable lease payments, which are lease payments linked to revenue based on tenant lease agreements with shopping centers and the amount of such contingent rent is given in the table below. Lease and sublease expense recognized in profit or loss for the years ended December 31, 2018 and 2017 are as follows:

	NOTE	2018	2017
		(Thousands of yen)
Lease expense in respect of Group owned restaurants	27	2,785,202	1,809,856
Contingent rent in respect of Group owned restaurants	27	555,182	282,704
Lease expense in respect of franchisee properties	26	450,080	403,724

Total		3,790,464	2,496,284

17.2	Operating lease commitments—Group as a lessor

The Group sublets restaurant premises and equipment under operating leases to certain franchisees. While the Group makes the lease payments to the lessor of the original lease, it receives sublease payments from the sub-lessees and recognized within “Revenue from franchised restaurants” in Note 24. Such revenue includes contingent rents of ¥142,537 thousand and ¥136,237 thousand for the years ended December 31, 2018 and 2017, respectively.